CONVERTIBLE REDEEMABLE PREFERRED SHARES - Performance Adjustments (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beneficial Conversion Feature	¥ 0